OFF-BALANCE SHEET RISK	12 Months Ended
Dec. 31, 2011
OFF-BALANCE SHEET RISK

NOTE P - OFF-BALANCE SHEET RISK

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit, unfunded lines of credit, and standby letters of credit. These instruments involve elements of credit risk in excess of amounts recognized in the accompanying consolidated financial statements.

The Company's risk of loss in the event of nonperformance by the other party to the commitment to extend credit, line of credit and standby letter of credit is represented by the contractual amount of these instruments. The Company uses the same credit policies in making commitments under such instruments as it does for on-balance sheet instruments. The amount of collateral obtained, if any, is based on management's evaluation of the borrower. Collateral held varies, but may include accounts receivable, inventory, real estate and time deposits with financial institutions. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent cash requirements.

At December 31, 2011 and 2010, outstanding off-balance sheet financial instruments whose contract amounts represent potential credit risk were as follows (dollars in thousands):

	2011	2010
Commitments under unfunded loans and lines of credit	$199,430	$198,388
Letters of credit	13,122	23,716
Unused credit card lines	5,827	7,577
Commitments to sell loans held for sale	9,596	6,751

The Company is party to various legal proceedings arising in the ordinary course of business. In the opinion of management, after consultation with legal counsel, there are no proceedings expected to have a material adverse effect on the financial statements of the Company. The Company has pending litigation as a result of the Beach First acquisition and could have potential litigation from the Blue Ridge acquisition, but any resulting losses are covered by the terms of the FDIC’s loss-share indemnification agreement.